Consolidated Statements of Stockholders' Deficit and Condensed Consolidated Statements of Stockholders' Deficit (USD $)	Total	Preferred Stock and APIC	Common Stock and APIC	Accumulated Deficit	Total Stockholders Deficit
Stockholders Equity, Beginning Balance at Sep. 30, 2008		$ 669,007	$ 38,594,883	$ (41,759,701)	$ (2,495,811)
Stockholders Equity (shares), Beginning Balance at Sep. 30, 2008		20,217,100	6,504,888
Sale of Series A preferred stock	191,020	191,020			191,020
Sale of Series A preferred stock (shares)		4,775,500
Conversion of Series A preferred stock to common stock		(860,027)	860,027
Conversion of Series A preferred stock to common stock (shares)		(24,992,600)	19,994,394
Shares issued in partial payment of forebearance fee on note payable	327,000		327,000		327,000
Shares issued in partial payment of forebearance fee on note payable (shares)			1,635,000
Shares issued in connection with settlement of liabilities	35,000		20,000		20,000
Shares issued in connection with settlement of liabilities (shares)			199,998
Common stock and warrants issued for services			127,252		127,252
Common stock and warrants issued for services (shares)			405,500
Compensation related to stock options, net of cancellations and forfeitures			3,205,455		3,205,455
Shares issued for financing costs	364,128		364,128		364,128
Shares issued for financing costs (shares)			1,620,470
Shares issued in payment of interest on notes payable	563,727		563,727		563,727
Shares issued in payment of interest on notes payable (shares)			1,955,050
Issuance of common stock pursuant to antidilution provisions of common stock purchase agreement and settlement of note payable			15,000		15,000
Issuance of common stock pursuant to antidilution provisions of common stock purchase agreement and settlement of note payable (shares)			1,950,000
Net loss	(6,514,314)			(6,514,314)	(6,514,314)
Stockholders Equity, Ending Balance at Sep. 30, 2009	(4,196,543)		44,077,472	(48,274,015)	(4,196,543)
Stockholders Equity (shares), Ending Balance at Sep. 30, 2009			34,265,300
Shares issued in connection with settlement of liabilities	1,323,813		1,323,813		1,323,813
Shares issued in connection with settlement of liabilities (shares)			8,401,429
Issuance of common stock for cash, net of fees	1,064,998		1,064,998		1,064,998
Issuance of common stock for cash, net of fees (shares)			7,881,636
Exercise of warrants	869		869		869
Exercise of warrants (shares)			26,058
Issuance of common stock for Solcool acquisition	245,148		245,148		245,148
Issuance of common stock for Solcool acquisition (shares)			476,187
Return of common stock on disposition of SolCool	(245,148)		(245,148)		(245,148)
Return of common stock on disposition of SolCool (shares)			(476,187)
Common stock and warrants issued for services			2,150,275		2,150,275
Common stock and warrants issued for services (shares)			1,808,176
Compensation related to stock options, net of cancellations and forfeitures			257,150		257,150
Shares issued for financing costs	75,221		75,221		75,221
Shares issued for financing costs (shares)			191,880
Shares issued in payment of interest on notes payable	304,026		304,025		304,025
Shares issued in payment of interest on notes payable (shares)			654,846
Net loss	(5,243,147)			(5,243,147)	(5,243,147)
Stockholders Equity, Ending Balance at Sep. 30, 2010	(4,263,339)		49,253,823	(53,517,162)	(4,263,339)
Stockholders Equity (shares), Ending Balance at Sep. 30, 2010			53,229,325
Sale of Series A preferred stock	127,200	127,200			127,200
Sale of Series A preferred stock (shares)		2,312,727
Shares issued in connection with settlement of liabilities	1,116,583		1,116,583		1,116,583
Shares issued in connection with settlement of liabilities (shares)			61,360,793
Common stock and warrants issued for services			173,891		173,891
Common stock and warrants issued for services (shares)			2,000,000
Compensation related to stock options, net of cancellations and forfeitures			350,517		350,517
Beneficial conversion feature on convertible debentures issued			302,137		302,137
Net loss	(2,882,818)			(2,882,818)	(2,882,818)
Stockholders Equity, Ending Balance at Jun. 30, 2011	$ (5,075,829)	$ 127,200	$ 51,196,951	$ (56,399,980)	$ (5,075,829)
Stockholders Equity (shares), Ending Balance at Jun. 30, 2011		2,312,727	116,590,118